Schedule of Investments TCW Transform 500 ETF January 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc.*	1,041	$259,271
Boeing Co.*	8,817	1,860,740
General Dynamics Corp.	3,497	926,670
HEICO Corp.	615	110,448
HEICO Corp., Class A	1,104	156,183
Howmet Aerospace, Inc.	5,669	318,938
L3Harris Technologies, Inc.	2,612	544,393
Lockheed Martin Corp.	3,210	1,378,406
Northrop Grumman Corp.	2,194	980,191
RTX Corp.	20,975	1,911,242
Textron, Inc.	2,857	242,016
TransDigm Group, Inc.	770	841,364
		9,529,862
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	2,108	266,304
FedEx Corp.	3,440	830,038
United Parcel Service, Inc., Class B	10,549	1,496,902
		2,593,244
Automobile Components - 0.1%
Aptiv plc*	4,118	334,917
Automobiles - 1.5%
Ford Motor Co.	57,309	671,661
General Motors Co.	19,960	774,448
Lucid Group, Inc.*††	12,541	42,389
Tesla, Inc.*	40,348	7,556,777
		9,045,275
Banks - 3.2%
Bank of America Corp.	100,318	3,411,815
Citigroup, Inc.	27,889	1,566,525
Citizens Financial Group, Inc.	6,504	212,681
Fifth Third Bancorp	9,263	317,165
First Citizens BancShares, Inc., Class A	172	259,720
Huntington Bancshares, Inc.	20,195	257,082
JPMorgan Chase & Co.	41,660	7,263,839
M&T Bank Corp.	2,418	333,926
PNC Financial Services Group, Inc. (The)	5,800	877,018
Regions Financial Corp.	13,551	252,997
Truist Financial Corp.	19,441	720,483
US Bancorp	22,663	941,421
Wells Fargo & Co.	52,986	2,658,837
		19,073,509
Investments	Shares	Value
Beverages - 1.4%
Brown-Forman Corp., Class B	4,437	$243,591
Coca-Cola Co.	57,205	3,403,125
Constellation Brands, Inc., Class A	2,275	557,557
Keurig Dr Pepper, Inc.	14,052	441,795
Monster Beverage Corp.*	11,348	624,367
PepsiCo, Inc.	20,056	3,380,038
		8,650,473
Biotechnology - 2.2%
AbbVie, Inc.	25,755	4,234,123
Alnylam Pharmaceuticals, Inc.*	1,773	306,569
Amgen, Inc.	7,808	2,453,742
Biogen, Inc.*	2,114	521,439
BioMarin Pharmaceutical, Inc.*	2,741	241,427
Exact Sciences Corp.*	2,632	172,133
Gilead Sciences, Inc.	18,178	1,422,610
Incyte Corp.*	2,695	158,385
Moderna, Inc.*	4,682	473,116
Regeneron Pharmaceuticals, Inc.*	1,560	1,470,737
Vertex Pharmaceuticals, Inc.*	3,756	1,627,775
		13,082,056
Broadline Retail - 3.8%
Amazon.com, Inc.*	136,132	21,127,686
Coupang, Inc., Class A*	17,103	239,442
eBay, Inc.	7,572	310,982
MercadoLibre, Inc.*	712	1,218,809
		22,896,919
Building Products - 0.4%
Builders FirstSource, Inc.*	1,793	311,498
Carrier Global Corp.	12,233	669,267
Johnson Controls International plc	9,922	522,790
Masco Corp.	3,270	220,038
Trane Technologies plc	3,318	836,303
		2,559,896
Capital Markets - 3.0%
Ameriprise Financial, Inc.	1,474	570,187
Ares Management Corp., Class A	2,432	295,439
Bank of New York Mellon Corp. (The)	11,194	620,819
BlackRock, Inc., Class A	2,093	1,620,631
Blackstone, Inc.	10,355	1,288,680
Carlyle Group, Inc. (The)	2,992	119,740
Charles Schwab Corp. (The)	20,933	1,317,104
CME Group, Inc., Class A	5,245	1,079,631
Coinbase Global, Inc., Class A*	2,499	320,372
FactSet Research Systems, Inc.	554	263,660
Goldman Sachs Group, Inc. (The)	4,758	1,827,120

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2024 (Unaudited)

Investments	Shares	Value
Intercontinental Exchange, Inc.	8,339	$1,061,805
KKR & Co., Inc.	9,670	837,229
LPL Financial Holdings, Inc.	1,100	263,109
Moody’s Corp.	2,310	905,612
Morgan Stanley	18,485	1,612,631
MSCI, Inc., Class A	1,153	690,209
Nasdaq, Inc.	5,825	336,510
Northern Trust Corp.	3,012	239,876
Raymond James Financial, Inc.	2,752	303,215
S&P Global, Inc.	4,622	2,072,274
State Street Corp.	4,491	331,750
T Rowe Price Group, Inc.	3,235	350,836
		18,328,439
Chemicals - 1.5%
Air Products & Chemicals, Inc.	3,241	828,756
Albemarle Corp.	1,707	195,861
Celanese Corp., Class A	1,506	220,313
CF Industries Holdings, Inc.	2,595	195,948
Corteva, Inc.	10,266	466,898
Dow, Inc.	10,226	548,114
DuPont de Nemours, Inc.	6,266	387,239
Eastman Chemical Co.	1,727	144,291
Ecolab, Inc.	3,622	717,953
International Flavors & Fragrances, Inc.	3,724	300,452
Linde plc	7,059	2,857,694
LyondellBasell Industries NV, Class A	3,772	355,021
Mosaic Co.	4,767	146,395
PPG Industries, Inc.	3,439	485,037
Sherwin-Williams Co.	3,446	1,048,893
Westlake Corp.	497	68,760
		8,967,625
Commercial Services & Supplies - 0.5%
Cintas Corp.	1,276	771,431
Copart, Inc.*	12,126	582,533
Republic Services, Inc., Class A	2,989	511,478
Rollins, Inc.	4,288	185,713
Veralto Corp.	3,381	259,289
Waste Management, Inc.	5,360	994,977
		3,305,421
Communications Equipment - 0.8%
Arista Networks, Inc.*	3,713	960,479
Cisco Systems, Inc. (Delaware)	59,277	2,974,520
Motorola Solutions, Inc.	2,422	773,829
		4,708,828
Investments	Shares	Value
Construction & Engineering - 0.1%
Quanta Services, Inc.	2,118	$410,998
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	901	458,086
Vulcan Materials Co.	1,873	423,317
		881,403
Consumer Finance - 0.5%
American Express Co.	8,449	1,696,053
Capital One Financial Corp.	5,363	725,721
Discover Financial Services	3,643	384,409
Synchrony Financial	5,746	223,347
		3,029,530
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	6,459	4,488,230
Dollar General Corp.	3,198	422,360
Dollar Tree, Inc.*	3,005	392,513
Kroger Co.	9,754	450,050
Sysco Corp.	7,358	595,483
Target Corp.	6,730	936,008
Walgreens Boots Alliance, Inc.	10,432	235,450
Walmart, Inc.	21,164	3,497,351
		11,017,445
Containers & Packaging - 0.2%
Amcor plc	21,062	198,615
Avery Dennison Corp.	1,170	233,357
Ball Corp.	4,389	243,369
Crown Holdings, Inc.	1,756	155,406
International Paper Co.	4,796	171,841
		1,002,588
Distributors - 0.1%
Genuine Parts Co.	2,041	286,209
LKQ Corp.	3,895	181,780
Pool Corp.	550	204,188
		672,177
Diversified REITs - 0.0%†
WP Carey, Inc.	3,166	196,165
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	104,306	1,845,173
Verizon Communications, Inc.	61,332	2,597,410
		4,442,583
Electric Utilities - 1.4%
American Electric Power Co., Inc.	7,672	599,490
Avangrid, Inc.	1,030	31,291
Constellation Energy Corp.	4,473	545,706
Duke Energy Corp.	11,241	1,077,225

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2024 (Unaudited)

Investments	Shares	Value
Edison International	5,592	$377,348
Entergy Corp.	3,080	307,261
Evergy, Inc.	3,218	163,378
Eversource Energy	5,088	275,871
Exelon Corp.	14,521	505,476
FirstEnergy Corp.	7,506	275,320
NextEra Energy, Inc.	29,896	1,752,803
PG&E Corp.	30,991	522,818
PPL Corp.	10,745	281,519
Southern Co.	15,288	1,062,822
Xcel Energy, Inc.	8,053	482,133
		8,260,461
Electrical Equipment - 0.6%
AMETEK, Inc.	3,359	544,326
Eaton Corp. plc	5,827	1,433,909
Emerson Electric Co.	8,311	762,368
Hubbell, Inc., Class B	718	240,939
Rockwell Automation, Inc.	1,672	423,484
Vertiv Holdings Co., Class A	4,728	266,328
		3,671,354
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	8,460	855,306
CDW Corp.	1,950	442,104
Corning, Inc.	11,279	366,455
Jabil, Inc.	1,828	229,030
Keysight Technologies, Inc.*	2,583	395,871
TE Connectivity Ltd.	4,380	622,792
Teledyne Technologies, Inc.*	685	286,652
Trimble, Inc.*	3,486	177,298
Zebra Technologies Corp., Class A*	746	178,704
		3,554,212
Energy Equipment & Services - 0.3%
Baker Hughes Co., Class A	14,686	418,551
Halliburton Co.	13,045	465,054
Schlumberger NV	20,823	1,014,080
		1,897,685
Entertainment - 1.3%
Electronic Arts, Inc.	3,557	489,372
Liberty Media Corp.-Liberty Formula One, Class A*	337	20,587
Liberty Media Corp.-Liberty Formula One, Class C*	2,995	201,414
Live Nation Entertainment, Inc.*	2,055	182,587
Netflix, Inc.*	6,385	3,601,843
Investments	Shares	Value
ROBLOX Corp., Class A*	6,982	$270,971
Take-Two Interactive Software, Inc.*	2,308	380,658
Walt Disney Co.	26,701	2,564,631
		7,712,063
Financial Services - 4.4%
Apollo Global Management, Inc.	5,797	582,019
Berkshire Hathaway, Inc., Class B*	26,447	10,148,772
Block, Inc., Class A*	8,065	524,306
Fidelity National Information Services, Inc.	8,635	537,615
Fiserv, Inc.*	7,982	1,132,406
FleetCor Technologies, Inc.*	993	287,900
Global Payments, Inc.	3,489	464,839
Mastercard, Inc., Class A	12,138	5,452,754
PayPal Holdings, Inc.*	15,710	963,809
Visa, Inc., Class A	23,061	6,301,649
		26,396,069
Food Products - 0.8%
Archer-Daniels-Midland Co.	7,744	430,412
Bunge Global S.A.	2,110	185,870
Campbell Soup Co.	2,902	129,516
Conagra Brands, Inc.	6,637	193,469
General Mills, Inc.	8,467	549,593
Hershey Co.	2,185	422,885
Hormel Foods Corp.	4,214	127,979
J M Smucker Co.	1,546	203,376
Kellanova	3,845	210,552
Kraft Heinz Co.	11,666	433,159
Lamb Weston Holdings, Inc.	2,110	216,148
McCormick & Co., Inc.	3,665	249,806
Mondelez International, Inc., Class A	19,855	1,494,486
Tyson Foods, Inc., Class A	3,933	215,371
		5,062,622
Gas Utilities - 0.0%†
Atmos Energy Corp.	2,166	246,794
Ground Transportation - 1.1%
CSX Corp.	28,835	1,029,410
JB Hunt Transport Services, Inc.	1,150	231,127
Norfolk Southern Corp.	3,300	776,292
Old Dominion Freight Line, Inc.	1,386	541,954
Uber Technologies, Inc.*	28,941	1,888,979
Union Pacific Corp.	8,885	2,167,317
		6,635,079

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2024 (Unaudited)

Investments	Shares	Value
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	25,300	$2,862,694
Align Technology, Inc.*	1,110	296,725
Baxter International, Inc.	7,401	286,345
Becton Dickinson & Co.	4,035	963,598
Boston Scientific Corp.*	21,353	1,350,791
Cooper Cos, Inc. (The)	722	269,328
Dexcom, Inc.*	5,559	674,585
Edwards Lifesciences Corp.*	8,780	688,967
GE HealthCare Technologies, Inc.	5,505	403,847
Hologic, Inc.*	3,498	260,391
IDEXX Laboratories, Inc.*	1,203	619,641
Insulet Corp.*	1,018	194,306
Intuitive Surgical, Inc.*	4,858	1,837,392
Medtronic plc	19,405	1,698,714
ResMed, Inc.	2,143	407,599
STERIS plc	1,442	315,726
Stryker Corp.	5,077	1,703,232
Teleflex, Inc.	657	159,539
Zimmer Biomet Holdings, Inc.	2,919	366,626
		15,360,046
Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	3,593	392,320
Cencora, Inc.	2,289	532,605
Centene Corp.*	7,772	585,309
Cigna Group (The)	4,073	1,225,769
CVS Health Corp.	18,753	1,394,661
Elevance Health, Inc.	3,256	1,606,641
HCA Healthcare, Inc.	2,900	884,210
Humana, Inc.	1,693	640,056
Laboratory Corp. of America Holdings	1,238	275,207
McKesson Corp.	1,940	969,787
Molina Healthcare, Inc.*	790	281,588
Quest Diagnostics, Inc.	1,636	210,111
UnitedHealth Group, Inc.	13,481	6,898,766
		15,897,030
Health Care REITs - 0.2%
Healthpeak Properties, Inc.	7,986	147,741
Ventas, Inc.	5,581	258,903
Welltower, Inc.	8,076	698,654
		1,105,298
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	2,127	441,161
Investments	Shares	Value
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc., Class A*	5,993	$863,831
Booking Holdings, Inc.*	490	1,718,660
Carnival Corp.*	13,854	229,699
Chipotle Mexican Grill, Inc., Class A*	365	879,201
Darden Restaurants, Inc.	1,754	285,165
Domino’s Pizza, Inc.	507	216,094
DoorDash, Inc., Class A*	4,031	420,030
DraftKings, Inc., Class A*	6,796	265,384
Expedia Group, Inc.*	1,938	287,464
Hilton Worldwide Holdings, Inc.	3,453	659,385
Las Vegas Sands Corp.	4,442	217,303
Marriott International, Inc., Class A	3,633	870,939
McDonald’s Corp.	10,581	3,097,270
MGM Resorts International*	4,064	176,256
Royal Caribbean Cruises Ltd.*	3,426	436,815
Starbucks Corp.	16,566	1,541,135
Yum! Brands, Inc.	4,090	529,614
		12,694,245
Household Durables - 0.4%
DR Horton, Inc.	4,484	640,808
Garmin Ltd.	2,240	267,658
Lennar Corp., Class A	3,644	546,053
Lennar Corp., Class B	171	23,726
NVR, Inc.*	44	311,313
PulteGroup, Inc.	3,139	328,214
		2,117,772
Household Products - 1.3%
Church & Dwight Co., Inc.	3,593	358,761
Clorox Co.	1,807	262,467
Colgate-Palmolive Co.	12,012	1,011,410
Kimberly-Clark Corp.	4,921	595,293
Procter & Gamble Co.	34,384	5,403,102
		7,631,033
Independent Power & Renewable Electricity Producers - 0.0%†
AES Corp. (The)	9,739	162,447
Industrial Conglomerates - 0.8%
3M Co.	8,060	760,461
General Electric Co.	15,290	2,024,702
Honeywell International, Inc.	9,616	1,944,932
		4,730,095
Industrial REITs - 0.3%
Prologis, Inc.	13,481	1,707,908

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2024 (Unaudited)

Investments	Shares	Value
Insurance - 2.1%
Aflac, Inc.	7,766	$654,984
Allstate Corp. (The)	3,814	592,124
American International Group, Inc.	9,855	685,021
Aon plc, Class A	2,912	869,028
Arch Capital Group Ltd.*	5,438	448,254
Arthur J Gallagher & Co.	3,132	727,125
Brown & Brown, Inc.	3,398	263,549
Chubb Ltd.	5,541	1,357,545
Cincinnati Financial Corp.	2,261	250,519
Everest Group Ltd.	627	241,376
Hartford Financial Services Group, Inc. (The)	4,067	353,666
Markel Group, Inc.*	175	262,050
Marsh & McLennan Cos, Inc.	7,192	1,394,097
MetLife, Inc.	9,063	628,247
Principal Financial Group, Inc.	3,462	273,844
Progressive Corp. (The)	8,524	1,519,404
Prudential Financial, Inc.	5,261	552,037
Travelers Cos, Inc. (The)	3,327	703,195
W R Berkley Corp.	2,997	245,394
Willis Towers Watson plc	1,502	369,943
		12,391,402
Interactive Media & Services - 5.9%
Alphabet, Inc., Class A*	86,335	12,095,534
Alphabet, Inc., Class C*	72,576	10,291,277
Meta Platforms, Inc., Class A*	32,380	12,632,732
Pinterest, Inc., Class A*	8,051	301,671
Snap, Inc., Class A*	14,857	236,078
		35,557,292
IT Services - 1.6%
Accenture plc, Class A	9,146	3,328,046
Akamai Technologies, Inc.*	2,200	271,106
Cloudflare, Inc., Class A*	4,312	340,864
Cognizant Technology Solutions Corp., Class A	7,315	564,133
EPAM Systems, Inc.*	842	234,169
Gartner, Inc.*	1,104	505,014
GoDaddy, Inc., Class A*	1,908	203,507
International Business Machines Corp.	13,323	2,446,902
MongoDB, Inc., Class A*	966	386,902
Snowflake, Inc., Class A*	4,467	873,924
VeriSign, Inc.*	1,292	256,953
		9,411,520
Investments	Shares	Value
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	4,093	$532,499
Avantor, Inc.*	9,515	218,750
Danaher Corp.	9,853	2,363,833
Illumina, Inc.*	2,311	330,496
IQVIA Holdings, Inc.*	2,664	554,725
Mettler-Toledo International, Inc.*	317	379,509
Revvity, Inc.	1,797	192,602
Thermo Fisher Scientific, Inc.	5,637	3,038,231
Waters Corp.*	863	274,184
West Pharmaceutical Services, Inc.	1,038	387,205
		8,272,034
Machinery - 1.6%
Caterpillar, Inc.	7,428	2,230,702
Cummins, Inc.	1,982	474,293
Deere & Co.	3,862	1,520,005
Dover Corp.	2,037	305,102
Fortive Corp.	5,121	400,360
IDEX Corp.	1,061	224,402
Illinois Tool Works, Inc.	4,377	1,141,959
Ingersoll Rand, Inc.	5,516	440,508
Otis Worldwide Corp.	5,973	528,252
PACCAR, Inc.	7,500	752,925
Parker-Hannifin Corp.	1,800	836,100
Stanley Black & Decker, Inc.	2,229	207,966
Westinghouse Air Brake Technologies Corp.	2,598	341,819
Xylem, Inc./NY	3,513	395,002
		9,799,395
Media - 0.7%
Charter Communications, Inc., Class A*	1,475	546,797
Comcast Corp., Class A	58,577	2,726,175
Fox Corp., Class A	3,600	116,280
Fox Corp., Class B	1,944	58,339
Liberty Broadband Corp., Class A*	251	19,533
Liberty Broadband Corp., Class C*	1,647	129,207
Omnicom Group, Inc.	2,784	251,618
Paramount Global, Class B	7,499	109,410
Sirius XM Holdings, Inc.††	9,171	46,680
Trade Desk, Inc. (The), Class A*	6,500	444,795
		4,448,834
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	20,909	829,879
Newmont Corp.	16,271	561,512
Nucor Corp.	3,576	668,462

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2024 (Unaudited)

Investments	Shares	Value
Reliance Steel & Aluminum Co.	838	$239,182
Southern Copper Corp.	1,252	102,789
Steel Dynamics, Inc.	2,283	275,535
		2,677,359
Multi-Utilities - 0.6%
Ameren Corp.	3,625	252,191
CenterPoint Energy, Inc.	9,199	257,020
CMS Energy Corp.	4,248	242,816
Consolidated Edison, Inc.	5,038	457,954
Dominion Energy, Inc.	12,207	558,105
DTE Energy Co.	3,008	317,103
Public Service Enterprise Group, Inc.	7,266	421,355
Sempra	9,183	657,136
WEC Energy Group, Inc.	4,595	371,092
		3,534,772
Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	2,507	303,096
Oil, Gas & Consumable Fuels - 3.5%
APA Corp.	4,470	140,045
Cheniere Energy, Inc.	3,468	568,717
Chevron Corp.	25,880	3,815,488
ConocoPhillips	17,307	1,936,134
Coterra Energy, Inc.	10,867	270,371
Devon Energy Corp.	9,331	392,089
Diamondback Energy, Inc.	2,493	383,274
EOG Resources, Inc.	8,491	966,191
EQT Corp.	5,599	198,205
Exxon Mobil Corp.	58,245	5,988,168
Hess Corp.	4,062	570,833
Kinder Morgan, Inc.	28,654	484,826
Marathon Oil Corp.	8,523	194,751
Marathon Petroleum Corp.	5,534	916,430
Occidental Petroleum Corp.	9,684	557,508
ONEOK, Inc.	8,487	579,238
Phillips 66	6,406	924,450
Pioneer Natural Resources Co.	3,400	781,422
Targa Resources Corp.	3,231	274,506
Texas Pacific Land Corp.	92	134,442
Valero Energy Corp.	4,953	687,972
Williams Cos, Inc. (The)	17,728	614,452
		21,379,512
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	9,363	366,468
Southwest Airlines Co.	8,659	258,818
United Airlines Holdings, Inc.*	4,764	197,134
		822,420
Investments	Shares	Value
Personal Care Products - 0.1%
Estee Lauder Cos, Inc. (The), Class A	3,382	$446,390
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	29,681	1,450,510
Eli Lilly & Co.	12,325	7,957,144
Johnson & Johnson	35,118	5,580,251
Merck & Co., Inc.	36,968	4,464,995
Pfizer, Inc.	82,362	2,230,363
Royalty Pharma plc, Class A	5,626	159,722
Viatris, Inc.	16,777	197,465
Zoetis, Inc., Class A	6,698	1,257,951
		23,298,401
Professional Services - 0.8%
Automatic Data Processing, Inc.	5,994	1,473,205
Booz Allen Hamilton Holding Corp., Class A	1,743	245,362
Broadridge Financial Solutions, Inc.	1,651	337,134
Equifax, Inc.	1,796	438,835
Jacobs Solutions, Inc.	1,834	247,168
Leidos Holdings, Inc.	1,892	209,009
Paychex, Inc.	4,724	575,053
Paycom Software, Inc.	723	137,544
SS&C Technologies Holdings, Inc.	3,139	191,542
TransUnion	2,716	187,920
Verisk Analytics, Inc., Class A	2,115	510,836
		4,553,608
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	4,435	382,785
CoStar Group, Inc.*	5,662	472,664
		855,449
Residential REITs - 0.3%
AvalonBay Communities, Inc.	1,936	346,563
Equity Residential	5,440	327,434
Essex Property Trust, Inc.	895	208,777
Invitation Homes, Inc.	8,620	283,857
Mid-America Apartment Communities, Inc.	1,698	214,593
Sun Communities, Inc.	1,746	218,861
		1,600,085
Retail REITs - 0.2%
Realty Income Corp.	12,125	659,479
Simon Property Group, Inc.	4,756	659,229
		1,318,708

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2024 (Unaudited)

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 8.6%
Advanced Micro Devices, Inc.*	23,519	$3,943,901
Analog Devices, Inc.	7,241	1,392,879
Applied Materials, Inc.	12,194	2,003,474
Broadcom, Inc.	6,427	7,583,860
Enphase Energy, Inc.*	1,993	207,531
Entegris, Inc.	2,067	243,286
First Solar, Inc.*	1,484	217,109
Intel Corp.	61,508	2,649,765
KLA Corp.	1,983	1,177,981
Lam Research Corp.	1,921	1,585,152
Marvell Technology, Inc.	12,111	819,915
Microchip Technology, Inc.	7,739	659,208
Micron Technology, Inc.	16,001	1,372,086
Monolithic Power Systems, Inc.	655	394,782
NVIDIA Corp.	34,735	21,371,402
NXP Semiconductors NV	3,759	791,533
ON Semiconductor Corp.*	6,282	446,839
Qorvo, Inc.*	1,418	141,431
QUALCOMM, Inc.	16,238	2,411,505
Skyworks Solutions, Inc.	2,331	243,496
Teradyne, Inc.	2,226	215,009
Texas Instruments, Inc.	13,237	2,119,508
		51,991,652
Software - 11.7%
Adobe, Inc.*	6,642	4,103,294
ANSYS, Inc.*	1,268	415,688
Aspen Technology, Inc.*	403	77,372
Atlassian Corp., Class A*	2,083	520,271
Autodesk, Inc.*	3,113	790,111
Cadence Design Systems, Inc.*	3,961	1,142,590
Crowdstrike Holdings, Inc., Class A*	3,305	966,713
Datadog, Inc., Class A*	3,970	494,027
Dynatrace, Inc.*	3,239	184,623
Fair Isaac Corp.*	359	430,380
Fortinet, Inc.*	9,489	611,946
Gen Digital, Inc.	8,604	202,022
HubSpot, Inc.*	705	430,755
Intuit, Inc.	3,888	2,454,611
Microsoft Corp.	108,423	43,106,815
Oracle Corp.	23,177	2,588,871
Palantir Technologies, Inc., Class A*	27,032	434,945
Palo Alto Networks, Inc.*	4,592	1,554,438
PTC, Inc.*	1,738	313,970
Roper Technologies, Inc.	1,440	773,280
Salesforce, Inc.*	14,195	3,990,072
Investments	Shares	Value
ServiceNow, Inc.*	2,845	$2,177,563
Splunk, Inc.*	2,171	332,966
Synopsys, Inc.*	2,147	1,145,102
Tyler Technologies, Inc.*	592	250,268
Unity Software, Inc.*	3,518	113,983
Workday, Inc., Class A*	3,040	884,853
Zoom Video Communications, Inc., Class A*	3,421	221,031
Zscaler, Inc.*	1,325	312,263
		71,024,823
Specialized REITs - 1.0%
American Tower Corp.	6,801	1,330,615
Crown Castle, Inc.	6,311	683,166
Digital Realty Trust, Inc.	4,418	620,552
Equinix, Inc.	1,371	1,137,615
Extra Space Storage, Inc.	2,982	430,720
Iron Mountain, Inc.	4,261	287,703
Public Storage	2,309	653,886
SBA Communications Corp., Class A	1,573	352,132
VICI Properties, Inc., Class A	15,098	454,752
Weyerhaeuser Co.	9,994	327,503
		6,278,644
Specialty Retail - 2.0%
AutoZone, Inc.*	256	707,105
Best Buy Co., Inc.	2,711	196,520
Burlington Stores, Inc.*	877	167,639
CarMax, Inc.*	2,307	164,212
Home Depot, Inc. (The)	14,503	5,118,979
Lowe’s Cos, Inc.	8,389	1,785,515
O’Reilly Automotive, Inc.*	856	875,731
Ross Stores, Inc.	4,561	639,817
TJX Cos, Inc. (The)	16,607	1,576,170
Tractor Supply Co.	1,576	353,970
Ulta Beauty, Inc.*	694	348,423
		11,934,081
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	213,500	39,369,399
Dell Technologies, Inc., Class C	3,386	280,632
Hewlett Packard Enterprise Co.	18,702	285,954
HP, Inc.	12,613	362,119
NetApp, Inc.	3,049	265,873
Seagate Technology Holdings plc	3,037	260,210
Western Digital Corp.*	4,376	250,526
		41,074,713

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2024 (Unaudited)

Investments	Shares	Value
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp.*	374	$281,895
Lululemon Athletica, Inc.*	1,616	733,373
NIKE, Inc., Class B	17,729	1,800,026
		2,815,294
Tobacco - 0.5%
Altria Group, Inc.	25,795	1,034,895
Philip Morris International, Inc.	22,623	2,055,300
		3,090,195
Trading Companies & Distributors - 0.4%
Fastenal Co.	8,325	568,015
Ferguson plc	2,967	557,381
United Rentals, Inc.	987	617,269
WW Grainger, Inc.	659	590,227
		2,332,892
Water Utilities - 0.1%
American Water Works Co., Inc.	2,842	352,465
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	7,070	1,139,896
Total Common Stocks (Cost $553,528,395)		602,717,659
Securities Lending Reinvestment†††
Money Market Fund - 0.0%†
Fidelity Investments Money Market Treasury Portfolio – Institutional Class, 5.24%†††† (Cost $93,071)	93,071	93,071
Investments	Principal	Value
Short-Term Investments - 0.0%†
Time Deposit - 0.0%†
Citibank, New York 4.67% 2/1/2024 (Cost $157,991)	$157,991	$157,991
Total Investments - 99.9% (Cost $553,779,457)		$602,968,721
Other Assets Less Liabilities – 0.1%		424,864
Net Assets - 100.0%		$603,393,585

*	Non-income producing security.
†	Represents less than 0.05%.
††	The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 was $87,103, collateralized in the form of cash with a value of $93,071 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments. The total value of collateral is $93,071.
†††	The security was purchased with cash collateral held from securities on loan at January 31, 2024. The total value of securities purchased was $93,071.
††††	7-day net yield.

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2024 (Unaudited)

Futures Contracts Purchased

TCW Transform 500 ETF had the following open long futures contracts as of January 31, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 Micro E-Mini Index	24	3/15/2024	USD	$584,460	$6,337

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs as of January 31, 2024 for the Fund based upon the three levels defined above:

TCW Transform 500 ETF	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$602,717,659	$-	$-	$602,717,659
Money Market Fund	93,071	-	-	93,071
Short-Term Investments
Time Deposit	157,991	-	-	157,991
Total Investments	$602,968,721	$-	$-	$602,968,721
Other Financial Instruments
Assets
Futures Contracts**	$6,337	$-	$-	$6,337
Total Other Financial Instruments	$6,337	$-	$-	$6,337

*	Please refer to the Schedule of Investments to view securities segregated by industry.
**	Futures Contracts Purchased.